Related Party Transactions - Schedule of Due to Related Parties Consists (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Due to Related Parties Consists [Line Items]
Total due to related parties	$ 205,485	$ 474,544
Mrs. Duanrong Liu [Member]
Schedule of Due to Related Parties Consists [Line Items]
Related party relationship	Shareholder, Director and Chief Operating Officer
Total due to related parties	$ 184,859	455,454
Mr. Lei Xia [Member]
Schedule of Due to Related Parties Consists [Line Items]
Related party relationship	Shareholder, Chairman and Chief Executive Officer
Total due to related parties		4,316
Other shareholders [Member]
Schedule of Due to Related Parties Consists [Line Items]
Related party relationship	Shareholders of the Company
Total due to related parties	$ 20,626	$ 14,774